CONDENSED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Total	PREFERRED STOCK	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED DEFICIT
Balance at Dec. 31, 2012	$ (12,265,832)	$ 0	$ 3,611	$ 37,631,339	$ (49,900,782)
Balance (in shares) at Dec. 31, 2012		0	4,545,618
Net income loss	(39,656,975)	$ 0	$ 0	0	(39,656,975)
Stock based compensation for services	1,456,776	0	0	1,456,776	0
Issuance of common shares in lieu of liquidated damages	913,510	$ 0	$ 305	913,205	0
Issuance of common shares in lieu of liquidated damages (in shares)		0	380,606
Issuance of common shares upon debenture conversions and in satisfaction of accrued interest	22,277,098	$ 0	$ 708	22,276,390	0
Issuance of common shares upon debenture conversions and in satisfaction of accrued interest (in shares)		0	7,030,753
Common stock sold in private placement	9,158,253	$ 0	$ 841	9,157,412	0
Common stock sold in private placement (in shares)		0	8,413,354
Issuance of units	5,233,844	$ 0	$ 0	5,233,844	0
Balance at Dec. 31, 2013	(12,883,326)	$ 0	$ 5,465	76,668,966	(89,557,757)
Balance (in shares) at Dec. 31, 2013		0	20,370,331
Net income loss	7,770,767	$ 0	$ 0	0	7,770,767
Stock based compensation for services	4,523,668	0	0	4,523,668	0
Issuance of common stock	0	$ 0	$ 4	(4)
Issuance of common stock (in shares)		0	38,285
Balance at Dec. 31, 2014	(588,891)	$ 0	$ 5,469	81,192,630	(81,786,990)
Balance (in shares) at Dec. 31, 2014		0	20,408,616
Net income loss	(7,512,973)	$ 0	$ 0	0	(7,512,973)
Stock based compensation for services	2,857,289	0	0	2,857,289	0
Balance at Sep. 30, 2015	$ (5,244,575)	$ 0	$ 5,469	$ 84,049,919	$ (89,299,963)
Balance (in shares) at Sep. 30, 2015		0	20,408,616